FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 27,940,140	$ 29,289,301
Investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	27,940,140	29,289,301
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	27,366,285	28,809,148
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,057,802	11,641,453
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,417,507	9,972,268
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,138,585	2,808,066
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,925,114	2,790,120
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,827,277	1,597,241
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	573,855	480,153
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,052,250	15,036,467
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,260,230	8,978,484
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,967,856	5,180,775
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	79,035	67,395
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	121,527	120,653
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	623,602	689,160
Fair value through profit or loss | Debt instruments | Mortgage-backed securities (TIPS)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	91,204	113,114
Fair value through profit or loss | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	90,538	85,244
Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,977,675	7,245,451
Gains (losses) recognized at fair value through OCI	(164,542)	(51,525)
Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,590,622	2,515,927
Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,694,369	4,293,949
Fair value through other comprehensive income | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	123,327	124,917
Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	569,357	310,658
Fair value through other comprehensive income | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	483,317	394,909
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,336,360	6,527,230
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	206,950	147,042
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	755,282	497,544
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,059,550	2,740,671
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,680,260	2,544,550
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 634,318	$ 597,423